SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

March 3, 2023

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Sustainable Advantage Global Equity Fund, a series of BlackRock FundsSM, Post-Effective Amendment No. 1163 to the Registration Statement on Form N-1A (File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 1163 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains Prospectuses relating to BlackRock Sustainable Advantage Global Equity Fund (the “Fund”), a new series of the Trust, as well as a Statement of Additional Information. The filing is being made in order to register shares of the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 1099 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock Global Equity Absolute Return Fund (the “GEAR Fund”), which was filed on October 4, 2021 (the “Prior Filing”). While the Prospectuses and Statement of Additional Information of the Fund are filed on a stand-alone basis,

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Investor and Institutional Shares Prospectus:

•	Fund Overview- Key Facts About the Fund

•	Purchase and Sale of Fund Shares

•	Tax Information

•	Payments to Broker/Dealers and Other Financial Intermediaries

•	Account Information

•	How to Choose the Share Class that Best Suits Your Needs

•	Distribution and Shareholder Servicing Payments

•	Account Services and Privileges

•	Fund’s Rights

•	Participation in Fee-Based Programs

•	Short-Term Trading Policy

•	Management of the Fund
•	Conflicts of Interest

•	Financial Highlights

•	General Information

•	Intermediary-Defined Sales Charge Waiver Policies

Class K Prospectus:

•	Fund Overview- Key Facts About the Fund

•	Purchase and Sale of Fund Shares

•	Tax Information

•	Payments to Broker/Dealers and Other Financial Intermediaries

•	Account Information

•	How to Buy, Sell, Exchange and Transfer Shares

•	Fund’s Rights

•	Short-Term Trading Policy

•	Management of the Fund

•	Conflicts of Interest

•	Financial Highlights

•	General Information

Statement of Additional Information—Part I:

•	Information on Sales Charges and Distribution Related Expenses

•	Portfolio Transactions and Brokerage

•	Financial Statements

Statement of Additional Information—Part II:

•	Management and Other Service Arrangements

•	Redemption of Shares

•	Portfolio Transactions and Brokerage

•	Dividends and Taxes

•	Performance Data

•	Proxy Voting Policies and Procedures

•	General Information

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Janey Ahn
Jessica Holly